Securities - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Securities
Allowance for credit losses	$ 0	$ 0
Realized loss on sale of available-for-sale securities	(116,000)
Securities sold	27,400,000
Proceeds from sale of available-for-sale securities	27,431,000	0
Carrying value of securities pledged	121,400,000	72,800,000
Fair value of investment in debt securities	$ 208,800,000	$ 123,100,000
Percentage of fair value of investment in debt	87.00%	51.00%
Loss on the sale of available-for-sale securities	$ (228,000)
Gain on sale of available-for-sale securities	112,000
Securities gain	$ 7,200,000
Number of investments in available for sale securities | item	182